Investment Objectives and Goals	Feb. 01, 2026
Tradr 2X Long Innovation 100 Monthly ETF
Prospectus [Line Items]
Risk/Return [Heading]	Tradr 2X Long Innovation 100 Monthly ETF
Tradr 2X Long Innovation 100 Quarterly ETF
Prospectus [Line Items]
Risk/Return [Heading]	Tradr 2X Long Innovation 100 Quarterly ETF
Tradr 2X Long SPY Quarterly ETF
Prospectus [Line Items]
Risk/Return [Heading]	Tradr 2X Long SPY Quarterly ETF